F. Stockholders' Equity (Deficit) (Details Narrative) (USD $)	6 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Common stock shares outstanding	134,550,068	134,550,068	62,731,963
Covertible Warrants to purchase common stock shares	17,879,627
Weighted average exercise price	$ 0.30
Preferred Stock [Member]
Covertible Warrants to purchase common stock shares	896,037
Weighted average exercise price	$ 0.01
Series B [Member]
Common stock shares outstanding	526,080